Significant Accounting Policies - Revenue Recognition (Detail) - Customer	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Revenue, Major Customer [Line Items]
Number of largest customers	10
Sales Revenue, Services, Net [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	30.00%	31.00%	31.00%